Exhibit 99.1

SLM Student Loan Trust 2011-2

Monthly Servicing Report

Distribution Date 06/25/2018

Collection Period 05/01/2018 - 05/31/2018

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

I. Deal Parameters

A	Student Loan Portfolio Characteristics	05/26/2011	04/30/2018	05/31/2018
	Principal Balance	$752,435,249.40	$355,050,133.97	$350,470,239.57
	Interest to be Capitalized Balance	8,054,313.32	1,406,989.50	1,575,272.93
	Pool Balance	$760,489,562.72	$356,457,123.47	$352,045,512.50
	Capitalized Interest Account Balance	$71,500,000.00	-	-
	Specified Reserve Account Balance	1,933,490.00	1,160,094.00	1,160,094.00
	Adjusted Pool (1)	$833,923,052.72	$357,617,217.47	$353,205,606.50
	Weighted Average Coupon (WAC)	5.65%	5.75%	5.75%
	Number of Loans	61,067	27,685	27,291
	Aggregate Outstanding Principal Balance - Tbill		$479,751.33	$477,339.38
	Aggregate Outstanding Principal Balance - LIBOR		$355,977,372.14	$351,568,173.12
	Pool Factor		0.460898586	0.455194379
	Since Issued Constant Prepayment Rate		4.87%	4.88%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/25/2018	06/25/2018
	A1	78446JAA4	$127,912,953.52	$123,176,580.22
	A2	78446JAB2	$175,000,000.00	$175,000,000.00
	B	78446JAC0	$24,000,000.00	$24,000,000.00

C	Account Balances	05/25/2018	06/25/2018
	Reserve Account Balance	$1,160,094.00	$1,160,094.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$1,184,757.89	$371,646.30
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	05/25/2018	06/25/2018
	Adjusted Pool Balance + Supplemental Loan Purchase	$357,617,217.47	$353,205,606.50
	Total Notes	$326,912,953.52	$322,176,580.22
	Difference	$30,704,263.95	$31,029,026.28
	Parity Ratio	1.09392	1.09631

Page 2 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

II. Trust Activity 05/01/2018 through 05/31/2018

A	Student Loan Principal Receipts
	Borrower Principal	2,518,890.45
	Guarantor Principal	904,550.44
	Consolidation Activity Principal	1,510,994.26
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	6.25
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$4,934,441.40
B	Student Loan Interest Receipts
	Borrower Interest	887,196.44
	Guarantor Interest	79,748.09
	Consolidation Activity Interest	52,827.64
	Special Allowance Payments	154,397.58
	Interest Subsidy Payments	282,073.60
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	396.65
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	12,171.86
	Total Interest Receipts	$1,468,811.86
C	Reserves in Excess of Requirement	-
D	Investment Income	$11,191.18
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$1,184,757.89
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(312,075.10)
	Floor Income Rebate Fees to Dept. of Education	$(1,278,941.34)
	Funds Allocated to the Floor Income Rebate Account	$(371,646.30)
M	AVAILABLE FUNDS	$5,636,539.59
N	Non-Cash Principal Activity During Collection Period	$(354,547.00)
O	Non-Reimbursable Losses During Collection Period	$21,715.28
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

III. 2011-2 Portfolio Characteristics

		05/31/2018				04/30/2018
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	DEFERMENT	6.01%	1,183	$19,710,748.73	5.624%	5.97%	1,253	$19,968,842.32	5.624%

REPAYMENT:	CURRENT	5.61%	23,338	$268,734,963.14	76.678%	5.62%	23,693	$272,614,752.73	76.782%
	31-60 DAYS DELINQUENT	6.22%	417	$6,756,335.42	1.928%	6.39%	345	$6,070,378.71	1.710%
	61-90 DAYS DELINQUENT	6.19%	154	$2,921,207.49	0.834%	6.05%	215	$4,432,843.79	1.249%
	91-120 DAYS DELINQUENT	6.37%	125	$2,463,531.21	0.703%	6.17%	191	$5,018,229.54	1.413%
	> 120 DAYS DELINQUENT	6.36%	510	$12,161,885.79	3.470%	6.41%	446	$9,797,023.73	2.759%

	FORBEARANCE	6.16%	1,481	$36,369,312.22	10.377%	6.18%	1,459	$35,610,118.73	10.030%
	CLAIMS IN PROCESS	6.36%	83	$1,352,255.57	0.386%	6.58%	83	$1,537,944.42	0.433%

TOTAL			27,291	$350,470,239.57	100.00%		27,685	$355,050,133.97	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

IV. 2011-2 Portfolio Characteristics (cont'd)

	05/31/2018	04/30/2018
Pool Balance	$352,045,512.50	$356,457,123.47
Outstanding Borrower Accrued Interest	$6,278,425.37	$6,097,079.07
Borrower Accrued Interest to be Capitalized	$1,575,272.93	$1,406,989.50
Borrower Accrued Interest >30 Days Delinquent	$893,810.57	$932,870.61
Total # Loans	27,291	27,685
Total # Borrowers	15,379	15,606
Weighted Average Coupon	5.75%	5.75%
Weighted Average Remaining Term	176.93	176.95
Non-Reimbursable Losses	$21,715.28	$10,300.69
Cumulative Non-Reimbursable Losses	$2,314,955.25	$2,293,239.97
Since Issued Constant Prepayment Rate (CPR)	4.88%	4.87%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$16,748.86	$16,748.86
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	$970,973.72	$1,295,736.05
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$376,239.05	$446,744.08
Borrower Interest Accrued	$1,576,040.36	$1,542,210.96
Interest Subsidy Payments Accrued	$93,707.93	$93,270.62
Special Allowance Payments Accrued	$69,463.41	$64,941.08

Page 5 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

V. 2011-2 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL (1) - Subsidized	0.00%	0	-	0.000%
	- GSL - Unsubsidized	0.00%	0	-	0.000%
	- PLUS (2) Loans	0.00%	0	-	0.000%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	5.75%	27,291	350,470,239.57	100.000%
	Total	5.75%	27,291	$350,470,239.57	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	0.00%	0	-	0.000%
	- Two Year	0.00%	0	-	0.000%
	- Technical	0.00%	0	-	0.000%
	- Other	5.75%	27,291	350,470,239.57	100.000%
	Total	5.75%	27,291	$350,470,239.57	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

VI. 2011-2 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$5,636,539.59
A	Trustee Fees	-	$5,636,539.59
B	Primary Servicing Fee	$76,308.45	$5,560,231.14
C	Administration Fee	$6,667.00	$5,553,564.14
D	Class A Noteholders' Interest Distribution Amount	$758,090.58	$4,795,473.56
E	Class B Noteholders' Interest Distribution Amount	$59,100.26	$4,736,373.30
F	Reserve Account Reinstatement	-	$4,736,373.30
G	Class A Noteholders' Principal Distribution Amount	$4,736,373.30	-
H	Class B Noteholders' Principal Distribution Amount	-	-
I	Unpaid Expenses of The Trustees	-	-
J	Carryover Servicing Fee	-	-
K	Remaining Amounts to the Noteholders after the first auction date	-	-
L	Excess Distribution Certificateholder	-	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$350,470,239.57
B	Interest to be Capitalized	$1,575,272.93
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,160,094.00
E	Less: Specified Reserve Account Balance	$(1,160,094.00)
F	Total	$352,045,512.50
G	Class A Notes Outstanding (after application of available funds)	$298,176,580.22
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders' Distribution Amount Before Any Amounts are Applied to the Class B Noteholders' Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

VII. 2011-2 Distributions

Distribution Amounts

	A1	A2	B
Cusip/Isin	78446JAA4	78446JAB2	78446JAC0
Beginning Balance	$127,912,953.52	$175,000,000.00	$24,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.60%	1.20%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/25/2018	5/25/2018	5/25/2018
Accrual Period End	6/25/2018	6/25/2018	6/25/2018
Daycount Fraction	0.08611111	0.08611111	0.08611111
Interest Rate*	2.55969%	3.15969%	2.85969%
Accrued Interest Factor	0.002204177	0.002720844	0.002462511
Current Interest Due	$281,942.85	$476,147.73	$59,100.26
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$281,942.85	$476,147.73	$59,100.26
Interest Paid	$281,942.85	$476,147.73	$59,100.26
Interest Shortfall	-	-	-
Principal Paid	$4,736,373.30	-	-
Ending Principal Balance	$123,176,580.22	$175,000,000.00	$24,000,000.00
Paydown Factor	0.007614748	0.000000000	0.000000000
Ending Balance Factor	0.198033087	1.000000000	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

VIII. 2011-2 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$326,912,953.52
	Adjusted Pool Balance	$353,205,606.50
	Overcollateralization Amount	$32,000,000.00
	Principal Distribution Amount	$5,707,347.02
	Principal Distribution Amount Paid	$4,736,373.30

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,160,094.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,160,094.00
	Required Reserve Acct Balance	$1,160,094.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,160,094.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$1,184,757.89
	Deposits for the Period	$371,646.30
	Release to Collection Account	$(1,184,757.89)
	Ending Balance	$371,646.30

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

IX. 2011-2 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$9,104,948.39	$16,207,141.76	$130,874,598.50	$156,186,688.65
Unsubsidized Consolidation Loans	$11,711,461.92	$21,206,407.39	$162,940,954.54	$195,858,823.85
Total	$20,816,410.31	$37,413,549.15	$293,815,553.04	$352,045,512.50

Weighted Average Remaining Term of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	210	207	156	164
Unsubsidized Consolidation Loans	241	227	178	187
Total	227	218	168	177

Weighted Average Coupon of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.864%	6.099%	5.618%	5.682%
Unsubsidized Consolidation Loans	6.121%	6.224%	5.716%	5.796%
Total	6.009%	6.170%	5.673%	5.745%

Weighted Average SAP Margin of All LIBOR Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.362%	2.321%	2.446%	2.428%
Unsubsidized Consolidation Loans	2.325%	2.285%	2.416%	2.396%
Total	2.341%	2.300%	2.429%	2.410%

Weighted Average SAP Margin of All T-Bill Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	3.100%	3.100%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	0.000%	3.100%	3.100%
Total	3.100%	3.100%	3.100%	3.100%

Page 10 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018